Share capital	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Share capital
9	Share capital
On 31 March 2022, the Parent Company’s common stock and warrants began trading on NASDAQ under the ticker symbols “SWVL” and “SWVLW,” respectively. The Parent Company is authorized to issue 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share and (b) 55,000,000 preferred shares with a par value of $0.0001 per share.

Prior to the Transaction, Swvl Inc. had seven classes of authorized common stock, Swvl Inc.’s Common A shares, Common B shares, Class A shares, Class B shares, Class C shares, Class D shares and
Class D-1
shares. As a result of the Transaction, each outstanding share of Swvl Inc. capital stock was converted into the right to receive newly issued shares of the Company’s Class A ordinary shares at the respective Conversion Ratio, and the contingent right to receive certain Earnout Shares (Note 11), for each share of the Parent Company’s common shares.

9.1	Share capital

	(Unaudited) At 30 June 2022
	Number of shares authorized	Number of shares outstanding
Class A Ordinary Shares	500,000,000	118,883,072
Preferred Shares	55,000,000	—

	555,000,000	118,883,072

Each Class A Ordinary share has a par value of $0.0001.
The below table summarized the number of shares and share capital outstanding during the period:

	(Unaudited) At 30 June 2022
	Number of shares	Share capital
Issuance of shares to Swvl Inc. shareholders	84,455,247	8,446
Iss u ance of shares to SPAC shareholders	13,949,000	1,395
Conversion of convertible notes	16,125,455	1,612
Issuance of shares to PIPE investors	3,966,400	397
Other shares issued during the period	386,970	39

	118,883,072	11,889

9.2	Share premium
The below table represents the components of share premium balance:

(Unaudited) At 30 June 2022 Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Issuance of shares to SPAC shareholders	32,332,406
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 20)	139,609,424
Other shares issued during the period	2,670,139

449,101,265

Less:
Costs attributable to the issuance of shares in connection with the business combination	(59,332,184)
Cost of earnout shares	(75,550,455)

314,218,626